LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED AUGUST 15, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION,

DATED MARCH 1, 2013, OF

WESTERN ASSET SMASH SERIES M FUND

WESTERN ASSET SMASH SERIES C FUND

WESTERN ASSET SMASH SERIES EC FUND

The following information is added to the table in the Statement of Additional Information that appears in the section titled “Investment Professional Disclosure — Other Accounts Managed by Investment Professionals” with respect to each fund and is as of June 30, 2013:

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Frederick R. Marki	Registered investment companies	1	2.6 billion	None	None
	Other pooled investment vehicles	7	0.85 billion	None	None
	Other accounts	12	3.1 billion	6	1.1 billion

The following information is added to the section of the Statement of Additional Information titled “Investment Professional Disclosure — Investment Professional Securities Ownership”:

As of June 30, 2013, Frederick R. Marki did not own any securities of the funds.

Please retain this supplement for future reference.

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